Shareholder Report, Holdings (Details) - C000186839	Oct. 31, 2024
U.S. Treasury Bonds_3.000_8/15/2052
Holdings [Line Items]
Percent of Total Investments	4.10%
U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	2.10%
U.S. Treasury Notes_4.125_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.40%
U.S. Treasury Floating Rate Notes_4.712_10/31/2025
Holdings [Line Items]
Percent of Total Investments	1.00%
American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
U.S. Treasury Bonds_2.875_5/15/2052
Holdings [Line Items]
Percent of Total Investments	0.80%
U.S. Bancorp__
Holdings [Line Items]
Percent of Total Investments	0.80%
QUALCOMM, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.70%
Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	0.70%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	0.70%
Banks
Holdings [Line Items]
Percent of Total Investments	0.80%
Agriculture
Holdings [Line Items]
Percent of Total Investments	0.80%
Media
Holdings [Line Items]
Percent of Total Investments	0.90%
Pipelines
Holdings [Line Items]
Percent of Total Investments	1.20%
Foreign Sovereign Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
Electric
Holdings [Line Items]
Percent of Total Investments	5.30%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	39.20%
U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	41.40%
Brazil
Holdings [Line Items]
Percent of Total Investments	0.80%
Netherlands
Holdings [Line Items]
Percent of Total Investments	0.90%
Taiwan
Holdings [Line Items]
Percent of Total Investments	1.10%
Germany
Holdings [Line Items]
Percent of Total Investments	1.90%
China
Holdings [Line Items]
Percent of Total Investments	1.90%
Japan
Holdings [Line Items]
Percent of Total Investments	2.50%
Canada
Holdings [Line Items]
Percent of Total Investments	2.50%
France
Holdings [Line Items]
Percent of Total Investments	2.90%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.30%
United States
Holdings [Line Items]
Percent of Total Investments	74.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	43.10%
AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%